SAFEs (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 30, 2020	Feb. 28, 2021	Dec. 31, 2021
Simple Agreement For Future Equity Disclosure [Abstract]
Future equity total	$ 30,000	$ 30,000
Price per share in calculation for conversion into temporary equity	$ 30
Percentage of price per share in calculation for conversion into temporary equity	80.00%		80.00%
Proceeds from the conversion of SAFE notes		$ 620,000
Issuance of preferred shares (in Shares)		76,471